Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 33,411	₨ 35,523
Short-term borrowings	59,135	38,045
Derivative financial instruments	6,898	1,286
Other liabilities and provisions	44,012	36,917
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	33,411	35,523
Short-term borrowings	59,135	38,045
Derivative financial instruments	6,898	1,286
Other liabilities and provisions	43,582	35,870
Later than one year and not later than two years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	357	97
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	73	51
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	50
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Short-term borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 0	₨ 849